Employee Benefit Plans - Weighted-Average Asset Allocations (Detail)	Dec. 31, 2013	Dec. 31, 2012
Total	100.00%	100.00%
U.S. [Member]
Total	100.00%	100.00%
U.K. [Member]
Total	100.00%	100.00%
Canada [Member]
Total	100.00%	100.00%
Retirement Plans [Member] | Equity securities [Member]
Total	59.10%	54.60%
Retirement Plans [Member] | Debt Securities [Member]
Total	34.00%	37.90%
Retirement Plans [Member] | Alternative [Member]
Total	6.60%	7.10%
Retirement Plans [Member] | Cash and short-term investments [Member]
Total	0.30%	0.40%
Retirement Plans [Member] | U.S. [Member] | Equity securities [Member]
Total	53.20%	52.10%
Retirement Plans [Member] | U.S. [Member] | Debt Securities [Member]
Total	34.50%	36.00%
Retirement Plans [Member] | U.S. [Member] | Alternative [Member]
Total	12.00%	11.80%
Retirement Plans [Member] | U.S. [Member] | Cash and short-term investments [Member]
Total	0.30%	0.10%
Retirement Plans [Member] | U.K. [Member] | Equity securities [Member]
Total	53.90%	67.30%
Retirement Plans [Member] | U.K. [Member] | Debt Securities [Member]
Total	44.80%	31.90%
Retirement Plans [Member] | U.K. [Member] | Alternative [Member]
Total	0.00%	0.00%
Retirement Plans [Member] | U.K. [Member] | Cash and short-term investments [Member]
Total	1.30%	0.80%
Retirement Plans [Member] | Canada [Member] | Equity securities [Member]
Total	64.00%	66.00%
Retirement Plans [Member] | Canada [Member] | Debt Securities [Member]
Total	35.40%	32.70%
Retirement Plans [Member] | Canada [Member] | Alternative [Member]
Total	0.00%	0.00%
Retirement Plans [Member] | Canada [Member] | Cash and short-term investments [Member]
Total	0.60%	1.30%